Summary of Significant Accounting Policies (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 22, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reverse stock split	1 for 8 reverse stock split
Variable interest entity, percentage				25.00%
Revenue					$ 1,507
Impairments				$ 5,000	$ 3,500
Income tax rate description				On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. The Act provides for numerous significant tax law changes and modifications with varying effective dates, which include reducing the corporate income tax rate from 35% to 21%.
Income tax rate percentage				21.00%	28.00%
Income tax benefit					$ 129
Noncontrolling interest		(77)		(77)	(73)
Debentures face value		8,000
License Fee [Member]
Revenue
Service and Equipment [Member]
Revenue
Completion Projects [Member]
Revenue					250
Services [Member]
Revenue					1,257
Australian Future Energy Pty Ltd [Member]
Variable interest entity, percentage				65.00%
Investment				$ 0	0
Batchfire Resources Pty Ltd [Member]
Variable interest entity, percentage				92.00%
Investment				$ 0	0
Cape River Resources Pty Ltd [Member]
Variable interest entity, percentage				63.00%
Investment				$ 0	0
Townsville Metals Infrastructure Pty Ltd [Member]
Variable interest entity, percentage				62.00%
Investment				$ 0	0
SES EnCoal Energy sp. z o. o [Member]
Variable interest entity, percentage				50.00%
Investment				$ 19	35
Yima Joint Venture [Member]
Variable interest entity, percentage				75.00%
Investment				$ 5,000	0
Impairments				$ 500	350
Tianwo-SES Clean Energy Technologies Limited [Member]
Variable interest entity, percentage				50.00%
Investment				$ 0	$ 0
Subsequent Event [Member]
Reverse stock split	1 for 8 reverse stock split